Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	$ (231)	$ (474)
Deferred Income Tax (Assets) Liabilities	4,279	2,981
Property, Plant and Equipment, Net
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	(494)	(632)
Deferred Income Tax (Assets) Liabilities	6,825	5,255
Right-of-Use Assets, Net
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	(23)	76
Deferred Income Tax (Assets) Liabilities	520	470
Decommissioning Liabilities
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	(32)	(85)
Deferred Income Tax (Assets) Liabilities	(1,094)	(1,018)
Unused Tax Losses
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	336	240
Deferred Income Tax (Assets) Liabilities	(852)	(740)
Lease Liabilities
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	27	(70)
Deferred Income Tax (Assets) Liabilities	(743)	(683)
Compensation and Benefits
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	(20)	34
Deferred Income Tax (Assets) Liabilities	(140)	(118)
Other
Disclosure of income taxes [line items]
Deferred Income Tax Expense (Recovery)	(25)	(37)
Deferred Income Tax (Assets) Liabilities	$ (237)	$ (185)